Related Party Transactions (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Statement [Line Items]
Officers compensation	$ 1,171,505	$ 2,708,168	$ 1,525,222
Share-based payments	160,701	1,679,378	465,949
Subscription proceeds		43,100
Convertible debentures	$ 285,311	820,553
Settlement of outstanding compensation		284,000
Chief Executive Officers [Member]
Statement [Line Items]
Interest rate	6.00%
Convertible debentures		100,000
Promissory notes issued	$ 411,000
Maturity date	May 31, 2026
Chief Executive Officers [Member] | December, 2023 [Member]
Statement [Line Items]
Subscription proceeds			100,000
Convertible debentures		$ 125,000	$ 125,000
Accrued interest	$ 993
Common shares issued vested			1,000,000
Share purchase warrants	9,930	1,250,000	1,000,000
Conversion of convertible debentures into common shares	9,930	1,250,000
Chief Executive Officers [Member] | August 2023 [Member]
Statement [Line Items]
Subscription proceeds			$ 100,000
Common shares issued vested			1,000,000
Share purchase warrants			1,000,000
Chief Executive Officers [Member] | June 2024 [Member]
Statement [Line Items]
Subscription proceeds		$ 50,000
Common shares issued vested		500,000
Share purchase warrants		500,000
Chief Executive Officers [Member] | March 2024 [Member]
Statement [Line Items]
Convertible debentures		$ 100,000
Accrued interest	$ 795
Share purchase warrants	7,950	1,000,000
Conversion of convertible debentures into common shares	7,950	1,000,000
Key Management and Director [Member]
Statement [Line Items]
Accured interest amount	$ 92,797	$ 408,332
Amounts Due to related party	$ 1,415,082	1,476,700
Interest rate	8.00%
Subscription proceeds			$ 200,000
Stock options granted during the year			2,000,000
Share purchase warrants			2,000,000
Settlement of outstanding compensation		$ 200,000
Director and Officers [Member]
Statement [Line Items]
Stock option expired	3,590,000		1,480,000
Director, Officers And Former Officer [Member]
Statement [Line Items]
Stock options granted during the year	900,000	1,700,000	5,595,000
Accured fees		$ 107,904
PSU options granted during the year		4,875,000
MedMelior [Member]
Statement [Line Items]
Common Stock Shares Issued		1,893,333
Stock options granted during the year		1,800,000
Stock option expired	1,900,000	1,000,000
Gain on forgiveness of debts			$ (469,129)
Settlement and legal provisions expense		$ 556,640
Settlement of outstanding compensation		$ 84,000
Officers And Directors [Member]
Statement [Line Items]
Common Stock Shares Issued	10,308,039
Amounts Due to related party	$ 1,030,804